CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 31,748	$ 22,877
Short-term interest-bearing bank deposits	154,533	152,951
Trade accounts receivable, net of allowance for doubtful accounts of $135 and $94 at December 31, 2019 and 2018, respectively	51,603	53,531
Inventories (Note 3)	48,362	41,786
Other current assets	16,685	10,432
Total current assets (Note 4)	302,931	281,577
Non-Current assets
Interest-bearing bank deposits	2,813
Restricted interest-bearing bank deposits	2,000	2,000
Deferred tax assets (Note 11)	4,554	3,873
Other long-term assets	437	529
Severance pay funds (Note 8)	1,210	1,394
Right of-use assets (Note 15)	28,256
Property and equipment, net (Note 5)	30,566	13,756
Intangible assets, net (Note 6)	7,562	10,187
Goodwill (Note 6)	20,114	20,114
Total non-current assets	97,512	51,853
TOTAL ASSETS	400,443	333,430
Current liabilities
Trade accounts payable	20,706	19,015
Deferred revenues	2,256	3,984
Operating lease current liabilities (Note 15)	2,236
Other current liabilities (Note 7)	21,751	25,079
Total current liabilities	46,949	48,078
Non-Current liabilities
Accrued severance pay (Note 8)	2,120	2,254
Operating lease long-term liabilities (Note 15)	31,077
Other long-term liability	5,758	2,358
Total non-current liabilities	38,955	4,612
TOTAL LIABILITIES	85,904	52,690
SHAREHOLDERS' EQUITY (Note 10)
Ordinary shares, NIS 0.01 par value - Authorized 40,000,000 shares at December 31, 2019 and 2018; Issued and Outstanding 28,005,617, and 27,917,505 at December 31, 2019 and 2018, respectively	74	74
Additional paid-in capital	120,737	122,312
Accumulated other comprehensive income (loss)	15	(188)
Retained earnings	193,713	158,542
Total shareholders' equity	314,539	280,740
Total liabilities and shareholders' equity	$ 400,443	$ 333,430